Equity (Details 2) - ₪ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options	46,869,792	40,644,792	32,888,472	45,532,659
Weighted average of the remaining contractual life	5 years 9 months 22 days	6 years 9 months 11 days	7 years 8 months 19 days
Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	₪ 0	₪ 0.26	₪ 0.26
Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range	₪ 1.39	₪ 1.39	₪ 1.39